UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments January 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.0%)
	Australia (b) (10.2%)
	Airlines
307,423	Qantas Airways Ltd.	471,997

	Apparel/Footwear
50,167	Billabong International Ltd.	233,268

	Beverages: Alcoholic
40,216	Lion Nathan Ltd.	207,598

	Biotechnology
42,320	CSL Ltd.	996,553

	Casino/Gaming
348,763	Tatts Group Ltd.	631,693

	Chemicals: Agricultural
264,877	Incitec Pivot Ltd.	433,984

	Chemicals: Major Diversified
23,524	Orica Ltd.	198,805

	Data Processing Services
69,947	Computershare Ltd.	317,810

	Department Stores
131,347	Harvey Norman Holdings Ltd. (d)	174,591

	Engineering & Construction
26,979	Leighton Holdings Ltd. (d)	281,051

	Food Retail
66,565	Woolworths Ltd.	1,161,072

	Investment Managers
204,084	AMP Ltd.	674,739

	Major Banks
14,600	National Australia Bank Ltd.	172,744

	Major Telecommunications
304,331	Telstra Corp., Ltd.	728,117

	Medical Specialties
24,297	Cochlear Ltd.	902,885

	Other Metals/Minerals
29,286	BHP Billiton Ltd.	551,504
2,865	Rio Tinto Ltd. (d)	74,529
		626,033
	Property - Casualty Insurers
29,523	QBE Insurance Group Ltd. (d)	444,621

	Publishing: Newspapers
609,741	Fairfax Media Ltd. (d)	535,432

	Trucking
172,370	Toll Holdings Ltd.	592,040

	Total Australia	9,785,033

	Bermuda (1.8%)
	Apparel/Footwear Retail
124,400	Esprit Holdings Ltd. (b) (c)	663,520

	Electronics/Appliance Stores
4,262,000	GOME Electrical Appliances Holdings Ltd.	615,590

	Real Estate Development
116,000	Hongkong Land Holdings Co., Ltd. (b) (c)	246,267

	Wholesale Distributors
105,000	Li & Fung Ltd. (b) (c)	210,470
	Total Bermuda	1,735,847

	Cayman Islands (0.2%)
	Advertising/Marketing Services
20,000	Focus Media Holdings Ltd. (ADR) (a)	147,600

	China (7.7%)
	Construction Materials
183,000	Anhui Conch Cement Company Ltd. (H Shares) (a) (b)	880,596

	Electric Utilities
278,000	Datang International Power Generation Co., Ltd. (H Shares) (b)	138,114

	Integrated Oil
1,466,000	PetroChina Co., Ltd. (b)	1,083,569

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China (e)	0

	Life/Health Insurance
531,000	China Life Insurance Co., Ltd. (H Shares) (b)	1,406,917

	Major Banks
1,813,000	Industrial and Commercial Bank of China Ltd. (H Shares) (b)	770,933

	Motor Vehicles
1,327,000	Dongfeng Motor Group Co., Ltd. (H Shares) (b)	463,748

	Multi-Line Insurance
118,500	Ping An Insurance (Group) Co. of China, Ltd. (H Shares) (b)	517,050

	Regional Banks
2,904,000	China Construction Bank Corp. (H Shares) (b)	1,419,471
149,500	China Merchant Bank (H Shares) (b)	241,810
		1,661,281
	Specialty Telecommunications
302,000	China Communication Services Corp., Ltd. (H Shares) (b)	180,674

	Steel
879,000	Maanshan Iron & Steel Co., Ltd. (H Shares) (b)	286,746

	Total China	7,389,628

	Hong Kong (b) (6.0%)
	Electric Utilities
218,000	China Resources Power Holdings Co., Ltd.	400,302

	Engineering & Construction
217,800	New World Development Co., Ltd.	208,217

	Financial Conglomerates
162,250	Wharf (Holdings) Ltd. (The)	402,896

	Industrial Conglomerates
50,000	Beijing Enterprises Holdings Ltd.	195,393

	Major Banks
26,500	BOC Hong Kong (Holdings) Ltd.	27,067
6,800	Hang Seng Bank Ltd.	81,941
		109,008
	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	510,057
363,000	Sino-Ocean Land Holdings Ltd.	179,898
21,000	Sun Hung Kai Properties Ltd.	186,707
		876,662
	Tobacco
207,000	Shanghai Industrial Holdings Ltd.	524,062

	Wireless Telecommunications
342,500	China Mobile Ltd.	3,089,683

	Total Hong Kong	5,806,223

	India (b) (3.0%)
	Chemicals: Agricultural
625,550	United Phosphorus Ltd.	1,187,993

	Industrial Machinery
185,000	Welspun Gujarat Stahl Rohren Ltd.	264,165

	Regional Banks
77,900	HDFC Bank Ltd.	1,454,432

	Total India	2,906,590

	Indonesia (b) (2.7%)
	Coal
2,161,500	PT Bumi Resources Tbk	93,431

	Construction Materials
411,000	PT Indocement Tunggal Prakarsa Tbk	160,078

	Gas Distributors
1,124,500	PT Perusahaan Gas Negara	211,087

	Major Telecommunications
1,308,500	PT Telekomunkasi Indonesia Tbk (Series B)	714,811

	Motor Vehicles
245,500	PT Astra International Tbk	274,808

	Regional Banks
1,798,500	PT Bank Central Asia Tbk	427,718
2,453,500	PT Bank Mandiri	385,700
865,500	PT Bank Rakyat Indonesia	337,726
		1,151,144

	Total Indonesia	2,605,359

	Japan (b) (f) (52.7%)
	Auto Parts: O.E.M.
37,300	NIFCO Inc.	330,051
17,000	Toyoda Gosei Co., Ltd.	190,080
		520,131
	Building Products
177,000	Nippon Sheet Glass Company, Ltd.	431,635
118,000	Sanwa Holdings Corp.	401,202
		832,837
	Chemicals: Major Diversified
156,000	Mitsubishi Chemical Holdings Corp.	636,548

	Chemicals: Specialty
170,000	Daicel Chemical Industries, Ltd. (d)	745,543
257,000	Denki Kagaku Kogyo Kabushiki Kaisha	535,081
143,000	Kaneka Corp. (d)	763,491
71,300	Shin-Etsu Polymer Co., Ltd.	331,201
		2,375,316
	Commercial Printing/Forms
72,000	Dai Nippon Printing Co., Ltd.	701,710
14,500	Nissha Printing Co., Ltd. (d)	365,590
		1,067,300
	Computer Peripherals
56,800	Mitsumi Electric Co., Ltd.	724,145

	Computer Processing Hardware
288,000	Fujitsu Ltd.	1,293,631

	Electric Utilities
22,300	Tokyo Electric Power Co., Inc. (The)	696,852

	Electrical Products
242,000	Furukawa Electric Co., Ltd. (The) (d)	833,268

	Electronic Components
20,000	TDK Corp.	745,696

	Electronic Distributors
31,000	Ryosan Co., Ltd. (b)	683,018

	Electronic Equipment/Instruments
51,900	Canon Inc.	1,394,905
17,300	Kyocera Corp. (d0	1,105,109
322,000	NEC Corp. (d)	857,360
119,000	Panasonic Corp.	1,426,846
109,000	Ricoh Co., Ltd. (d)	1,322,456
292,000	Toshiba Corp. (d)	1,014,017
		7,120,693
	Electronic Production Equipment
31,200	Hitachi High-Technologies Corp.	466,093

	Electronics/Appliances
80,700	Casio Computer Co., Ltd. (d)	632,373
39,300	FUJIFILM Holdings Corp.	857,748
33,200	Sony Corp. (d)	642,025
		2,132,146
	Engineering & Construction
59,000	Kyudenko Corp.	460,675
50,000	Maeda Road Construction Co., Ltd. (d)	467,775
185,000	Obayashi Corp.	869,765
32,000	Sanki Engineering Co., Ltd. (d)	209,387
		2,007,602
	Finance/Rental/Leasing
49,900	Hitachi Capital Corp. (d)	603,805

	Food Retail
29,300	FamilyMart Co., Ltd.	1,069,736

	Food: Meat/Fish/Dairy
46,000	Nippon Meat Packers, Inc.	580,411

	Food: Specialty/Candy
25,700	House Foods Corp. (d)	425,891

	Home Building
152,000	Sekisui Chemical Co., Ltd.	843,906
90,000	Sekisui House, Ltd. (d)	756,003
		1,599,909
	Industrial Conglomerates
239,000	Hitachi Ltd.	763,777

	Industrial Machinery
118,000	Amada Co., Ltd.	560,136
84,000	Daifuku Co., Ltd.	423,232
40,200	Daikin Industries, Ltd.	917,926
24,300	Fuji Machine Mfg. Co., Ltd.	198,138
59,000	Fujitec Co., Ltd.	200,760
345,000	Mitsubishi Heavy Industries, Ltd. (d)	1,295,047
164,000	Tsubakimoto Chain Co.	400,889
		3,996,128
	Industrial Specialties
43,000	Lintec Corp.	535,703
121,000	Toyo Ink Mfg. Co., Ltd. (d)	315,972
		851,675
	Major Telecommunications
21,400	Nippon Telegraph & Telephone Corp.	1,031,795

	Metal Fabrications
139,000	Minebea Co., Ltd.	422,480
190,000	Mitsui Mining & Smelting Co.	340,836
		763,316
	Miscellaneous Manufacturing
34,400	Kurita Water Industries Ltd. (d)	771,380

	Motor Vehicles
214,600	Nissan Motor Co., Ltd.	640,711
63,000	Suzuki Motor Corp.	847,336
51,900	Toyota Motor Corp.	1,655,286
52,400	Yamaha Motor Co., Ltd.	489,162
		3,632,495
	Movies/Entertainment
26,200	Toho Co., Ltd. (d)	457,476

	Pharmaceuticals: Other
38,300	Astellas Pharma Inc.	1,444,266
65,300	Daiichi Sankyo Co., Ltd.	1,467,734
25,400	Ono Pharmaceutical Co., Ltd.	1,331,511
		4,243,511
	Railroads
14,900	East Japan Railway Co.	1,009,558

	Recreational Products
5,900	Nintendo Co., Ltd.	1,815,028
55,200	Yamaha Corp. (d)	481,200
		2,296,228
	Semiconductors
16,000	Rohm Co., Ltd.	789,922

	Steel
103,000	Nippon Steel Corp.	301,070

	Textiles
59,000	Nisshinbo Industries, Inc.	430,081

233,000	Teijin Ltd.	559,380
		989,461
	Wholesale Distributors
155,000	Marubeni Corp.	549,061
96,500	Mitsubishi Corp.	1,276,928
56,000	Nagase & Co., Ltd.	494,300
		2,320,289

	Total Japan	50,633,109

	Malaysia (b) (0.8%)
	Agricultural Commodities/Milling
54,000	Kuala Lumpur Kepong Berhad	147,802

	Electric Utilities
123,000	Tenaga Nasional Berhad	199,832

	Engineering & Construction
143,900	IJM Corp. Berhad	133,535

	Major Banks
74,400	Malayan Banking Berhad	107,397

	Wholesale Distributors
140,200	Sime Darby Berhad	211,981

	Total Malaysia	800,547

	Pakistan (0.0%)
	Construction Materials
34,300	Lucky Cement Ltd. (GDR) (Registered Shares) (a)	46,305

	Philippines (b) (0.5%)
	Alternative Power Generation
614,000	Energy Development Corp.	27,672

	Financial Conglomerates
27,960	Ayala Corp.	113,523

	Specialty Telecommunications
7,415	Philippine Long Distance Telephone Co.	325,579

	Total Philippines	466,774

	Singapore (b) (1.7%)
	Industrial Conglomerates
20,000	Keppel Corp. Ltd.	52,553

	Major Banks
21,000	DBS Group Holdings Ltd. (d)	121,238
68,600	Oversea-Chinese Banking Corp., Ltd. (d)	230,768
		352,006
	Major Telecommunications
226,000	Singapore Telecommunications Ltd.	392,812
23,000	Starhub Ltd.	30,947
		423,759
	Publishing: Newspapers
45,000	Singapore Press Holdings Ltd. (d)	83,147

	Real Estate Development
647,000	United Industrial Corp., Ltd.	523,832

	Regional Banks
22,500	United Overseas Bank Ltd. (d)	174,251

	Total Singapore	1,609,548

	South Korea (5.5%)
	Advertising/Marketing Services
1,950	Cheil Communications, Inc. (b)	251,784

	Apparel/Footwear
5,510	Cheil Industries Inc. (b)	131,188

	Bank Holding Companies
3,890	KB Financial Group, Inc. (a) (b)	101,721

	Chemicals: Specialty
5,517	LG Chem Ltd. (b)	314,723

	Electronics/Appliances
1,552	LG Electronics Inc. (b)	79,150
24,350	Woongjin Coway Co., Ltd. (b)	447,034
		526,184
	Engineering & Construction
1,770	Hyundai Development Co. (b)	45,765

	Financial Conglomerates
2,178	Shinhan Financial Group Co., Ltd. (b)	43,954

	Household/Personal Care
294	Amorepacific Corp. (b)	130,859

	Industrial Specialties
16,400	SSCP Co., Ltd. (a) (b)	80,667

	Internet Software/Services
5,158	NHN Corp. (a) (b)	511,547

	Property - Casualty Insurers
911	Samsung Fire & Marine Insurance Co., Ltd. (b)	107,798

	Semiconductors
4,130	Samsung Electronics Co., Ltd. (b)	1,436,374

	Telecommunication Equipment
16,090	LG Telecom Ltd. (b)	108,019

	Tobacco
6,410	KT&G Corp. (b)	383,030

	Wireless Telecommunications
6,231	SK Telecom Co., Ltd. (b)	929,660
10,100	SK Telecom Co., Ltd. (ADR) (d)	165,135
		1,094,795

	Total South Korea	5,268,408

	Taiwan (b) (4.9%)
	Chemicals: Agricultural
26,000	Taiwan Fertilizer Co., Ltd.	41,752

	Computer Peripherals
372,250	Hon Hai Precision Industry Co., Ltd.	645,170

	Computer Processing Hardware
325,405	Acer Inc.	407,919
107,161	Asustek Computer, Inc.	97,533
441,000	Wistron Corp.	309,227
		814,679
	Financial Conglomerates
180,900	Cathay Financial Holding Co., Ltd.	178,018
719,000	Yuanta Financial Holding Co., Ltd.	267,741
		445,759
	Major Banks
273,040	First Financial Holding Co., Ltd.	117,681

	Major Telecommunications
296,790	Chunghwa Telecom Co., Ltd.	449,492

	Regional Banks
573,174	Chinatrust Financial Holding Co., Ltd.	192,119

	Semiconductors
1,058,461	Taiwan Semiconductor Mfg. Co. Ltd.	1,279,156

	Telecommunication Equipment
73,700	High Tech Computer Corp.	702,690

	Total Taiwan	4,688,498

	Thailand (b) (0.3%)
	Coal
43,500	Banpu Public Co Ltd (NVDR)	271,624

	Total Common Stocks (Cost $132,237,587)	94,161,093

	Preferred Stock (b) (0.2%)
	South Korea (0.2%)
	Semiconductors
1,021	Samsung Electronics Co., Ltd. (Cost $453,445)	222,131

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrant (0.0%)
	Malaysia (0.0%)
	Real Estate Development
14,390	IJM Corp. Berhad (Cost $3,685)	09/11/13	778
PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (16.0%)
	Securities held as Collateral on Loaned Securities (d) (12.4%)
	Repurchase Agreements (3.5%)
$1,696	Bank of America Securities LLC (0.28% dated 1/30/09, due 02/02/09; proceeds $1,696,235; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Freddie Mac 5.00% due 09/01/38; valued at $1,730,136).		1,696,222

848	Barclay’s Capital (0.7125% dated 1/30/09, due 02/02/09; proceeds $848,201; fully collateralized by convertible bond securities at the date of this Portfolio of Investments as follows: General Motors 5.25% due 03/06/32; valued at $890,742).		848,168

848	Citigroup Global Markets Inc. (0.7125%, dated 1/30/09, due 02/02/09; proceeds $848,201; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Energen Corp., Hologic, Inc., IHC Inc., National Fuel Gas Co., PepsiAmericas, Inc. and QUALCOMM Inc.; valued at $890,625).		848,168

	Total Repurchase Agreements (Cost $3,384,247)		3,392,558
NUMBER OF
SHARES (000)
	Investment Company (g) (8.9%)
8,596	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $8,574,612)		8,595,670

	Total Securities held as Collateral on Loaned Securities (Cost $11,958,859)		11,988,228

	Investment Company (g) (3.6%)
3,417	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,219,839)		3,417,031

	Total Short-Term Investments (Cost $16,178,698)		15,405,259

	Total Investments (Cost $148,099,976) (h)	114.2%	109,789,261
	Liabilities in Excess of Other Assets	(14.2)	(13,655,010)
	Net Assets	100.0%	$96,134,251

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $93,408,594 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.
(d)

The values of loaned securities and related cash collateral outstanding at January 31, 2009 were $11,085,659 and $11,988,228, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	Resale is restricted to qualified institutional investors.
(f)

At January 31, 2009, investments in securities of issuers in Japan represented 52.7% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments January 31, 2009  (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Short-Term Investments	$15,405,259	14.0%
Electronic Equipment/Instruments	7,120,693	6.5
Regional Banks	4,633,227	4.2
Motor Vehicles	4,371,051	4.0
Industrial Machinery	4,260,294	3.9
Pharmaceuticals: Other	4,243,511	3.9
Wireless Telecommunications	4,184,478	3.8
Semiconductors	3,727,583	3.4
Major Telecommunications	3,347,974	3.0
Wholesale Distributors	2,742,739	2.5
Chemicals: Specialty	2,690,039	2.4
Engineering & Construction	2,676,170	2.4
Electronics/Appliances	2,658,330	2.4
Recreational Products	2,296,228	2.1
Food Retail	2,230,808	2.0
Computer Processing Hardware	2,108,310	1.9
Chemicals: Agricultural	1,663,729	1.5
Real Estate Development	1,647,538	1.5
Major Banks	1,629,769	1.5
Home Building	1,599,909	1.5
Electric Utilities	1,435,100	1.3
Life/Health Insurance	1,406,917	1.3
Computer Peripherals	1,369,315	1.2
Construction Materials	1,086,979	1.0
Integrated Oil	1,083,569	1.0
Commercial Printing/Forms	1,067,300	1.0
Industrial Conglomerates	1,011,723	0.9
Railroads	1,009,558	0.9
Financial Conglomerates	1,006,132	0.9
Biotechnology	996,553	0.9
Textiles	989,461	0.9
Industrial Specialties	932,342	0.9
Tobacco	907,092	0.8
Medical Specialties	902,885	0.8
Chemicals: Major Diversified	835,353	0.8
Electrical Products	833,268	0.8
Building Products	832,837	0.8
Telecommunication Equipment	810,709	0.7
Miscellaneous Manufacturing	771,381	0.7
Metal Fabrications	763,316	0.7
Electronic Components	745,696	0.7
Electronic Distributors	683,018	0.6
Investment Managers	674,739	0.6
Apparel/Footwear Retail	663,520	0.6
Casino/Gaming	631,693	0.6
Other Metals/Minerals	626,033	0.6
Publishing: Newspapers	618,579	0.6
Electronics/Appliance Stores	615,590	0.6
Finance/Rental/Leasing	603,805	0.6
Trucking	592,040	0.5
Steel	587,816	0.5

Food: Meat/Fish/Dairy	580,411		0.5
Property - Casualty Insurers	552,419		0.5
Auto Parts: O.E.M.	520,131		0.5
Multi-Line Insurance	517,050		0.5
Internet Software/Services	511,547		0.5
Specialty Telecommunications	506,253		0.5
Airlines	471,997		0.4
Electronic Production Equipment	466,093		0.4
Movies/Entertainment	457,476		0.4
Food: Specialty/Candy	425,891		0.4
Advertising/Marketing Services	399,384		0.4
Coal	365,055		0.3
Apparel/Footwear	364,456		0.3
Data Processing Services	317,810		0.3
Gas Distributors	211,087		0.2
Beverages: Alcoholic	207,598		0.2
Department Stores	174,591		0.2
Agricultural Commodities/Milling	147,802		0.1
Household/Personal Care	130,859		0.1
Bank Holding Companies	101,721		0.1
Alternative Power Generation	27,672		0.0

	$109,789,261	*	100.0%

* Does not include open forward foreign currency contracts with net urealized appreciation of $29.

Forward Foreign Currency Contract Open at January 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$79,281	HKD	614,857	02/02/2009	$11
SGD	6,095		$4,050	02/02/2009	12
SGD	14,752		$9,778	02/03/2009	6

		Net Unrealized Appreciation			$29

Currency Abbreviations:

HKD                  Hong Kong Dollar.

SGD                   Singapore Dollar.

MS Pacific Growth Fund

Notes to the Portfolio of Investments

FAS 157

1/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$109,789,261	$12,988,109	$96,801,152	—
Other Financial Instruments*	29	—	29	—
Total	$109,789,290	$12,988,109	$96,801,181	—

* Other financial instruments include forward contracts.

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the new York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) or Morgan Stanley Investment Management Company (MSIMC) (collectively the “Sub-Advisers”), affiliates of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009